Exceptional items - Schedule of exceptional cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	$ 4,392	$ 4,297	$ 4,105
Restructuring programme
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(156)	(38)	(26)
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(107)	(48)	(55)
Distill Ventures exits
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(69)	(12)	0
Thalidomide
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(20)	(19)	(17)
Litigation
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(4)	(44)	(88)
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	0	(2)
Total cash payments
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	$ (356)	$ (161)	$ (188)